Schedule of group capital and financing position (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Total equity / (deficit)	$ 36,934	$ 17,238	$ (40,536)
Loans and borrowings	28,736	28,994	29,086
Lease liabilities	$ 10,293	$ 195